Pension Plan Asset (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Pension Plan Assets by Fair Value [Line Items]
Fair value of fund assets at December 31	10,722	9,763
Pension Plans, Defined Benefit
Schedule of Pension Plan Assets by Fair Value [Line Items]
Projected benefit obligation at December 31	(9,921)	(10,647)	(10,099)
Fair value of fund assets at December 31	10,722	9,763	9,215
Funded status	801	(884)
Pension Plans, Defined Benefit | Surplus
Schedule of Pension Plan Assets by Fair Value [Line Items]
Projected benefit obligation at December 31	(9,533)
Fair value of fund assets at December 31	10,561
Funded status	1,028
Pension Plans, Defined Benefit | Accumulated Deficit
Schedule of Pension Plan Assets by Fair Value [Line Items]
Projected benefit obligation at December 31	(388)	(10,647)
Fair value of fund assets at December 31	161	9,763
Funded status	(227)	(884)